Related undertakings - Summary of full list of related parties - Australia to Italy (Details)	12 Months Ended
Dec. 31, 2023
Australia | Agricultural Insights Pty Ltd | Ordinary
Related party transactions
Company name	Agricultural Insights Pty Ltd
Percentage of undertaking	100.00%
Reg office	AUS1
Australia | LNRS Data Services (Australia) Pty Ltd | Ordinary
Related party transactions
Company name	LNRS Data Services (Australia) Pty Ltd
Percentage of undertaking	100.00%
Reg office	AUS1
Australia | Reed Exhibitions Australia Pty Ltd | Ordinary
Related party transactions
Company name	Reed Exhibitions Australia Pty Limited
Percentage of undertaking	100.00%
Reg office	AUS2
Australia | RELX Holdings Australia Pty Ltd | Ordinary
Related party transactions
Company name	RELX Holdings Australia Pty Ltd
Percentage of undertaking	100.00%
Reg office	AUS2
Australia | RELX Trading Australia Pty Limited | Ordinary
Related party transactions
Company name	RELX Trading Australia Pty Limited
Percentage of undertaking	100.00%
Reg office	AUS2
Austria | LexisNexis Verlag ARD ORAC GmbH & Co KG | Partnership Interest
Related party transactions
Company name	LexisNexis Verlag ARD ORAC GmbH & Co KG
Percentage of undertaking	100.00%
Reg office	AUT2
Austria | ORAC GmbH | Ordinary
Related party transactions
Company name	ORAC GmbH
Percentage of undertaking	100.00%
Reg office	AUT2
Austria | RELX Austria GmbH | Ordinary
Related party transactions
Company name	RELX Austria GmbH
Percentage of undertaking	100.00%
Reg office	AUT3
Austria | RX CEE GmbH | Ordinary
Related party transactions
Company name	RX CEE GmbH
Percentage of undertaking	100.00%
Reg office	AUT1
Austria | RX Salzburg GmbH | Ordinary
Related party transactions
Company name	RX Salzburg GmbH
Percentage of undertaking	100.00%
Reg office	AUT3
Austria | RX Wien GmbH | Ordinary
Related party transactions
Company name	RX Wien GmbH
Percentage of undertaking	100.00%
Reg office	AUT1
Austria | Standout GmbH | Ordinary
Related party transactions
Company name	Standout GmbH
Percentage of undertaking	100.00%
Reg office	AUT4
Belgium | LexisNexis BV | Ordinary
Related party transactions
Company name	LexisNexis BV
Percentage of undertaking	100.00%
Reg office	BEL1
Brazil | Elsevier Editora Ltda | Quotas
Related party transactions
Company name	Elsevier Editora Limiteda
Percentage of undertaking	100.00%
Reg office	BRA1
Brazil | Fircosoft Brasil Consultoria e Servicos de Informatica Ltda | Quotas
Related party transactions
Company name	Fircosoft Brasil Consultoria e Servicos de Informatica Ltda
Percentage of undertaking	100.00%
Reg office	BRA2
Brazil | Gestora de Inteligencia de Credito S.A. | Common, Preferred
Related party transactions
Company name	Gestora de Inteligencia de Credito S.A. (20%)
Percentage of undertaking	20.00%
Reg office	BRA8
Brazil | LexisNexis Informacoes e Sistemas Empresariais Ltda | Quotas
Related party transactions
Company name	LexisNexis Informacoes e Sistemas Empresariais Limiteda
Percentage of undertaking	100.00%
Reg office	BRA6
Brazil | LexisNexis Servicos de Analise de Risco Ltda | Quotas
Related party transactions
Company name	LexisNexis Servicos de Analise de Risco Limiteda
Percentage of undertaking	100.00%
Reg office	BRA7
Brazil | MLex Brasil Midia Mercadologica Ltda | Quotas
Related party transactions
Company name	MLex Brasil Midia Mercadologica Limiteda
Percentage of undertaking	100.00%
Reg office	BRA4
Brazil | Reed Exhibitions Alcntara Machado Ltda | Quotas
Related party transactions
Company name	Reed Exhibitions Alcantara Machado Limiteda
Percentage of undertaking	100.00%
Reg office	BRA3
Brazil | SST Software do Brasil Ltda | Quotas
Related party transactions
Company name	SST Software do Brasil Limiteda
Percentage of undertaking	100.00%
Reg office	BRA5
Canada | Corps Events IntCan | Class A Voting
Related party transactions
Company name	Corps Events IntCan
Percentage of undertaking	100.00%
Reg office	CAN3
Canada | Elsevier Canada Inc. | Common
Related party transactions
Company name	Elsevier Canada Inc.
Percentage of undertaking	100.00%
Reg office	CAN2
Canada | Human API Technologies Inc. | Voting
Related party transactions
Company name	Human API Technologies Inc.
Percentage of undertaking	100.00%
Reg office	CAN4
Canada | LexisNexis Canada Inc. | Class B
Related party transactions
Company name	LexisNexis Canada Inc.
Percentage of undertaking	100.00%
Reg office	CAN1
Canada | PCLaw Time Matters Canada Inc. | Common
Related party transactions
Company name	PCLaw Time Matters Canada Inc.
Percentage of undertaking	100.00%
Reg office	CAN5
Canada | RELX Canada Ltd | Common
Related party transactions
Company name	RELX Canada Limited
Percentage of undertaking	100.00%
Reg office	CAN1
China | Bakery China Exhibitions Co., Ltd | Ordinary
Related party transactions
Company name	Bakery China Exhibitions Co., Limited (25%)
Percentage of undertaking	25.00%
Reg office	CHN1
China | Beijing Medtime Elsevier Education Technology Co., Ltd | Common
Related party transactions
Company name	Beijing Medtime Elsevier Education Technology Co., Limited (49%)
Percentage of undertaking	49.00%
Reg office	CHN2
China | Beijing Reed Elsevier Science and Technology Co Ltd | Common
Related party transactions
Company name	Beijing Reed Elsevier Science and Technology Co Ltd1
Percentage of undertaking	100.00%
Reg office	CHN20
China | C-One Energy (Guangzhou) Co., Ltd | Ordinary
Related party transactions
Company name	C-One Energy (Guangzhou) Co., Limited
Percentage of undertaking	100.00%
Reg office	CHN5
China | Jingxunlingsi (Beijing) Information Technology Co Ltd | Ordinary
Related party transactions
Company name	Jingxunlingsi (Beijing) Information Technology Co Ltd1
Percentage of undertaking	100.00%
Reg office	CHN4
China | KeAi Communications Co., Ltd | Ordinary
Related party transactions
Company name	KeAi Communications Co., Limited (49%)
Percentage of undertaking	49.00%
Reg office	CHN15
China | LexisNexis Information Technology Co. Ltd | Ordinary
Related party transactions
Company name	LexisNexis Information Technology Co. Limited
Percentage of undertaking	100.00%
Reg office	CHN4
China | LexisNexis Risk Solutions (Shanghai) Information Technologies Co., Ltd | Common
Related party transactions
Company name	LexisNexis Risk Solutions (Shanghai) Information Technologies Co. Limited
Percentage of undertaking	100.00%
Reg office	CHN7
China | LNRS Data Services (Shanghai) Co Ltd | Ordinary
Related party transactions
Company name	LNRS Data Services (Shanghai) Co Limited
Percentage of undertaking	100.00%
Reg office	CHN13
China | Peili Computer Co Ltd | Ordinary
Related party transactions
Company name	Peili Computer Co Ltd1
Percentage of undertaking	100.00%
Reg office	CHN13
China | Reed Elsevier Information Technology (Beijing) Co., Ltd | Common
Related party transactions
Company name	Reed Elsevier Information Technology (Beijing) Co., Limited
Percentage of undertaking	100.00%
Reg office	CHN3
China | Reed Exhibitions (China) Co., Ltd | Ordinary
Related party transactions
Company name	Reed Exhibitions (China) Co., Limited
Percentage of undertaking	100.00%
Reg office	CHN4
China | Reed Exhibitions (Shanghai) Co., Ltd | Ordinary
Related party transactions
Company name	Reed Exhibitions (Shanghai) Co., Limited
Percentage of undertaking	100.00%
Reg office	CHN10
China | Reed Exhibitions Hengjin Co., Ltd | Ordinary
Related party transactions
Company name	Reed Exhibitions Hengjin Co., Limited (51%)
Percentage of undertaking	51.00%
Reg office	CHN12
China | Reed Exhibitions Kuozhan (Shanghai) Co., Ltd | Ordinary
Related party transactions
Company name	Reed Exhibitions Kuozhan (Shanghai) Co., Limited (60%)
Percentage of undertaking	60.00%
Reg office	CHN8
China | Reed Huabai Exhibitions (Beijing) Co., Ltd | Ordinary
Related party transactions
Company name	Reed Huabai Exhibitions (Beijing) Co., Limited (51%)
Percentage of undertaking	51.00%
Reg office	CHN4
China | Reed Huabo Exhibitions (Shenzhen) Co., Ltd | Ordinary
Related party transactions
Company name	Reed Huabo Exhibitions (Shenzhen) Co., Limited (65%)
Percentage of undertaking	65.00%
Reg office	CHN16
China | Reed Huaqun Exhibitions Co., Ltd | Ordinary
Related party transactions
Company name	Reed Huaqun Exhibitions Co., Limited (52%)
Percentage of undertaking	52.00%
Reg office	CHN4
China | Reed Sinopharm Exhibitions Co., Ltd | Ordinary
Related party transactions
Company name	Reed Sinopharm Exhibitions Co., Limited (50%)
Percentage of undertaking	50.00%
Reg office	CHN4
China | RX (China) Investment Co., Ltd | Ordinary
Related party transactions
Company name	RX (China) Investment Co., Limited
Percentage of undertaking	100.00%
Reg office	CHN9
China | RX (Shenzhen) Co., Ltd | Ordinary
Related party transactions
Company name	RX (Shenzhen) Co., Limited
Percentage of undertaking	100.00%
Reg office	CHN6
China | RX Huabo (Shenzhen) Technology Co. Limited | Ordinary
Related party transactions
Company name	RX Huabo (Shenzhen) Technology Co. Limited1
Percentage of undertaking	100.00%
Reg office	CHN19
China | RX Technology (Shanghai) Co. Limited | Ordinary
Related party transactions
Company name	RX Technology (Shanghai) Co. Limited1
Percentage of undertaking	100.00%
Reg office	CHN18
China | Shanghai Datong Medical Information Technology Co., Ltd | Ordinary
Related party transactions
Company name	Shanghai Datong Medical Information Technology Co., Limited
Percentage of undertaking	100.00%
Reg office	CHN17
China | Shanghai SinoReal Exhibitions Co., Ltd | Ordinary
Related party transactions
Company name	Shanghai SinoReal Exhibitions Co., Limited (27.5%)
Percentage of undertaking	27.50%
Reg office	CHN11
China | Z&R Exhibitions Co., Ltd | Ordinary
Related party transactions
Company name	Z&R Exhibitions Co., Limited (27.5%)
Percentage of undertaking	27.50%
Reg office	CHN14
Colombia | LexisNexis Risk Solutions SAS | Ordinary
Related party transactions
Company name	LexisNexis Risk Solutions SAS
Percentage of undertaking	100.00%
Reg office	COL1
Denmark | Elsevier A/S | Ordinary
Related party transactions
Company name	Elsevier A/S
Percentage of undertaking	100.00%
Reg office	DNK1
Egypt | Elsevier Egypt LLC | Ordinary
Related party transactions
Company name	Elsevier Egypt LLC
Percentage of undertaking	100.00%
Reg office	EGY1
France | Case Law Analytics SAS | Ordinary
Related party transactions
Company name	Case Law Analytics SAS
Percentage of undertaking	100.00%
Reg office	FRA9
France | Closd SAS | Ordinary
Related party transactions
Company name	Closd SAS
Percentage of undertaking	100.00%
Reg office	FRA8
France | Corp Events SARL | Ordinary
Related party transactions
Company name	Corp Events SARL
Percentage of undertaking	100.00%
Reg office	FRA3
France | Elsevier Holding France SAS | Ordinary
Related party transactions
Company name	Elsevier Holding France SAS
Percentage of undertaking	100.00%
Reg office	FRA1
France | Elsevier Masson SAS | Ordinary
Related party transactions
Company name	Elsevier Masson SAS
Percentage of undertaking	100.00%
Reg office	FRA1
France | Fircosoft SAS | Ordinary
Related party transactions
Company name	Fircosoft SAS
Percentage of undertaking	100.00%
Reg office	FRA7
France | GIE EDI Data | Ordinary
Related party transactions
Company name	GIE EDI Data (83%)
Percentage of undertaking	83.00%
Reg office	FRA2
France | GIE Juris Data | Ordinary
Related party transactions
Company name	GIE Juris Data
Percentage of undertaking	100.00%
Reg office	FRA2
France | Jarvis SAS | Ordinary
Related party transactions
Company name	Jarvis SAS
Percentage of undertaking	100.00%
Reg office	FRA10
France | LexisNexis Business Information Solutions SA | Ordinary
Related party transactions
Company name	LexisNexis Business Information Solutions SA
Percentage of undertaking	100.00%
Reg office	FRA2
France | LexisNexis Business Information Solutions Holding SA | Ordinary
Related party transactions
Company name	LexisNexis Business Information Solutions Holding SA
Percentage of undertaking	100.00%
Reg office	FRA4
France | LexisNexis International Development & Services SAS | Ordinary
Related party transactions
Company name	LexisNexis International Development & Services SAS
Percentage of undertaking	100.00%
Reg office	FRA2
France | LexisNexis SA | Ordinary
Related party transactions
Company name	LexisNexis SA
Percentage of undertaking	100.00%
Reg office	FRA2
France | Reed Exhibitions ISG SARL | Ordinary
Related party transactions
Company name	Reed Exhibitions ISG SARL
Percentage of undertaking	100.00%
Reg office	FRA5
France | RELX France SA | Ordinary
Related party transactions
Company name	RELX France SA
Percentage of undertaking	100.00%
Reg office	FRA3
France | RELX France Services SAS | Ordinary
Related party transactions
Company name	RELX France Services SAS
Percentage of undertaking	100.00%
Reg office	FRA7
France | RX France SAS | Ordinary
Related party transactions
Company name	RX France SAS
Percentage of undertaking	100.00%
Reg office	FRA3
France | SAFI SA | Ordinary
Related party transactions
Company name	SAFI SA (50%)
Percentage of undertaking	50.00%
Reg office	FRA6
Germany | Elsevier GmbH | Ordinary
Related party transactions
Company name	Elsevier GmbH
Percentage of undertaking	100.00%
Reg office	DEU3
Germany | Elsevier Information Systems GmbH | Ordinary
Related party transactions
Company name	Elsevier Information Systems GmbH
Percentage of undertaking	100.00%
Reg office	DEU2
Germany | IPlytics GmbH | Ordinary
Related party transactions
Company name	IPlytics GmbH
Percentage of undertaking	100.00%
Reg office	DEU7
Germany | LexisNexis GmbH | Ordinary
Related party transactions
Company name	LexisNexis GmbH
Percentage of undertaking	100.00%
Reg office	DEU4
Germany | PatentSight GmbH | Ordinary
Related party transactions
Company name	PatentSight GmbH
Percentage of undertaking	100.00%
Reg office	DEU6
Germany | RELX Deutschland GmbH | Ordinary
Related party transactions
Company name	RELX Deutschland GmbH
Percentage of undertaking	100.00%
Reg office	DEU1
Germany | RX Deutschland GmbH | Ordinary
Related party transactions
Company name	RX Deutschland GmbH
Percentage of undertaking	100.00%
Reg office	DEU1
Germany | Tschach Solutions GmbH | Ordinary
Related party transactions
Company name	Tschach Solutions GmbH
Percentage of undertaking	100.00%
Reg office	DEU5
Hong Kong | Ascend China Holding Ltd | Ordinary
Related party transactions
Company name	Ascend China Holding Limited
Percentage of undertaking	100.00%
Reg office	HNK4
Hong Kong | JC Exhibition and Promotion Ltd | Ordinary
Related party transactions
Company name	JC Exhibition and Promotion Limited (65%)
Percentage of undertaking	65.00%
Reg office	HNK4
Hong Kong | JYLN Sager Ltd | Ordinary
Related party transactions
Company name	JYLN Sager Limited
Percentage of undertaking	100.00%
Reg office	HNK2
Hong Kong | LNRS Data Services (China) Ltd | Ordinary
Related party transactions
Company name	LNRS Data Services (China) Limited
Percentage of undertaking	100.00%
Reg office	HNK1
Hong Kong | Reed Exhibitions Ltd | Ordinary
Related party transactions
Company name	Reed Exhibitions Limited
Percentage of undertaking	100.00%
Reg office	HNK4
Hong Kong | RELX (Greater China) Ltd | Ordinary
Related party transactions
Company name	RELX (Greater China) Limited
Percentage of undertaking	100.00%
Reg office	HNK3
India | FircoSoft India Private Ltd | Ordinary
Related party transactions
Company name	FircoSoft India Private Limited (Liquidation in progress)
Percentage of undertaking	100.00%
Reg office	IND2
India | Reed Elsevier Publishing (India) Private Ltd | Ordinary
Related party transactions
Company name	Reed Elsevier Publishing (India) Private Limited
Percentage of undertaking	100.00%
Reg office	IND1
India | Reed Manch Exhibitions Private Ltd | Ordinary
Related party transactions
Company name	Reed Manch Exhibitions Private Limited
Percentage of undertaking	100.00%
Reg office	IND1
India | Reed Triune Exhibitions Private Ltd | Ordinary
Related party transactions
Company name	Reed Triune Exhibitions Private Limited (72%)
Percentage of undertaking	72.00%
Reg office	IND3
India | RELX India Private Ltd | Ordinary
Related party transactions
Company name	RELX India Private Limited
Percentage of undertaking	100.00%
Reg office	IND1
Indonesia | PT Reed Exhibitions Indonesia | Class A Preferred / Class B Common
Related party transactions
Company name	PT Reed Exhibitions Indonesia (70%)
Percentage of undertaking	70.00%
Reg office	IDN1
Indonesia | PT RELX Information Analytics Indonesia | Ordinary
Related party transactions
Company name	PT RELX Information Analytics Indonesia
Percentage of undertaking	100.00%
Reg office	IDN2
Irish Republic | Elsevier (Ireland) Limited | Ordinary
Related party transactions
Company name	Elsevier (Ireland) Limited
Percentage of undertaking	100.00%
Reg office	IRL2
Irish Republic | LexisNexis Risk Solutions (Europe) Ltd | Ordinary
Related party transactions
Company name	LexisNexis Risk Solutions (Europe) Limited
Percentage of undertaking	100.00%
Reg office	IRL1
Irish Republic | RELX International Finance Designated Activity Company | Ordinary
Related party transactions
Company name	RELX International Finance Designated Activity Company
Percentage of undertaking	100.00%
Reg office	IRL1
Israel | LexisNexis Israel Ltd | Ordinary
Related party transactions
Company name	LexisNexis Israel Ltd
Percentage of undertaking	100.00%
Reg office	ISR1
Italy | Elsevier SRL | Registered capital
Related party transactions
Company name	Elsevier SRL
Percentage of undertaking	100.00%
Reg office	ITA1
Italy | ICIS Italia SRL | Ordinary
Related party transactions
Company name	ICIS Italia SRL
Percentage of undertaking	100.00%
Reg office	ITA2
Italy | RX Italy SRL | Ordinary
Related party transactions
Company name	RX Italy SRL
Percentage of undertaking	100.00%
Reg office	ITA1